Exhibit 99.2

October 19, 2020

Stewart Title Guaranty Company

1980 Post Oak Blvd.

Houston, TX 77056

RE:	Home Partners of America 2020-2 SFR Securitization HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the Securities by the Issuer referenced above, we have conducted the HOA Discrepancy Review further described below. The Review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowner’s, condominium, or other common-interest community association (each an “HOA”) as of the date set forth below. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which certification has been provided to you concurrently herewith.

I.	Manner and Scope of Review (Item 4 of Form ABS Due Diligence-15E)
a.	Background.

We have been informed that:

1.	The Securities are to be secured by, among other things, certain mortgage loans (the “Mortgage Loans”) relating to certain residential rental properties (the “Properties”).
2.	Some of the Properties were previously designated by Borrower as not being subject to an HOA (“Non-HOA Properties”).
3.	Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Borrower.
b.	Properties Subject to Review. [(1) through (3) of Item 4.]

The Borrower and/or Borrower’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I.

c.	How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each Subject Property. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1.	Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.
2.	Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.
3.	Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.
4.	Review of prior mortgages. Certain mortgages to which the Subject Property was previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that the Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

1.	It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

2.	It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.
3.	Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.
4.	It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.
d.	Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or
2.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations, or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.	Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, except as set forth on Schedule I as indicated in the “Updated Designation” column, none of the Subject Properties set forth on Schedule I is subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

This report was prepared solely for the benefit of the addressees set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, except for placement agents involved directly with the placement of this securitization transaction, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”). Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

Stewart Title Guaranty Company, a Texas corporation

By: /s/ John Tacia

Name: John Tacia

Title: Vice President

Date: October 19, 2020

Schedule I

Property Code	State	Description of Discrepancy	Updated Designation (HOA or NON-HOA)	Date of Updated Certification
p30-5187	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1154	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1209	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1402	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1453	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1467	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1485	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1490	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1491	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1492	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1505	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1513	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1519	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1532	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1533	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1541	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1542	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1544	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1545	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1554	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1566	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1584	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1586	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1609	FL	HOA Discrepancy	Non-HOA	10/19/2020
v30-1624	FL	HOA Discrepancy	Non-HOA	10/19/2020
v34-0581	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0732	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0769	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0775	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0777	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0778	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0830	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0832	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0840	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0848	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0863	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0881	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0899	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0913	WA	HOA Discrepancy	Non-HOA	10/19/2020

v34-0923	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0933	WA	HOA Discrepancy	HOA	10/19/2020
v34-0939	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0945	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0957	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0960	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0967	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0968	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0981	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0988	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0989	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-0992	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-1006	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-1009	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-1012	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-1019	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-1029	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-1056	WA	HOA Discrepancy	Non-HOA	10/19/2020
v34-1065	WA	HOA Discrepancy	Non-HOA	10/19/2020
v36-1076	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1099	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1110	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1111	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1112	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1116	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1117	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1121	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1128	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1141	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1142	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1143	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1144	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1150	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1155	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1157	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1158	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1160	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1163	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1173	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1179	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1184	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1196	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1211	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1212	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1214	CO	HOA Discrepancy	Non-HOA	10/19/2020

v36-1219	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1226	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1234	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1235	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1249	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1258	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1266	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1274	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1277	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1285	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1292	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1298	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1302	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1306	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1315	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1318	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1325	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1336	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1338	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1342	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1346	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1347	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1349	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1350	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1353	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1356	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1368	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1372	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1375	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1377	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1383	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1385	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1392	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1394	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1395	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1410	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1417	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1419	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1423	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1466	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1467	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1474	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1482	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1488	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1495	CO	HOA Discrepancy	Non-HOA	10/19/2020

v36-1499	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1503	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1508	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1510	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1512	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1525	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1526	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1528	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1532	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1539	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1554	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1560	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1570	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1574	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1575	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1577	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1582	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1588	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1598	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1601	CO	HOA Discrepancy	Non-HOA	10/19/2020
v36-1606	CO	HOA Discrepancy	Non-HOA	10/19/2020
v38-0206	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0695	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0721	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0734	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0763	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0764	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0769	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0776	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0799	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0865	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0866	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0872	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0885	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0891	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0894	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0901	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0906	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0908	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0914	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0929	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0935	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0939	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0941	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0946	MN	HOA Discrepancy	Non-HOA	10/19/2020

v38-0953	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-0997	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-1024	MN	HOA Discrepancy	Non-HOA	10/19/2020
v38-1049	MN	HOA Discrepancy	Non-HOA	10/19/2020
v42-0144	AZ	HOA Discrepancy	Non-HOA	10/19/2020
v44-0166	KS	HOA Discrepancy	Non-HOA	10/19/2020
v46-0064	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0646	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0665	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0695	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0696	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0703	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0704	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0708	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0713	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0722	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0754	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0765	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0769	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0778	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0785	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0788	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0790	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0795	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0796	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0805	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0811	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0819	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0820	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0821	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0824	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0828	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0830	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0837	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0852	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0860	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0865	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0868	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0888	MD	HOA Discrepancy	Non-HOA	10/19/2020
v46-0907	MD	HOA Discrepancy	Non-HOA	10/19/2020
v49-0244	MO	HOA Discrepancy	Non-HOA	10/19/2020
v49-0269	MO	HOA Discrepancy	Non-HOA	10/19/2020
v49-0278	MO	HOA Discrepancy	Non-HOA	10/19/2020
v49-0283	MO	HOA Discrepancy	Non-HOA	10/19/2020
v49-0308	MO	HOA Discrepancy	Non-HOA	10/19/2020

v49-0322	MO	HOA Discrepancy	Non-HOA	10/19/2020
v52-0116	OR	HOA Discrepancy	Non-HOA	10/19/2020
v53-0309	PA	HOA Discrepancy	Non-HOA	10/19/2020
v54-0128	TN	HOA Discrepancy	Non-HOA	10/19/2020
v54-0166	TN	HOA Discrepancy	Non-HOA	10/19/2020
v54-0173	TN	HOA Discrepancy	Non-HOA	10/19/2020
v54-0181	TN	HOA Discrepancy	Non-HOA	10/19/2020
v54-0182	TN	HOA Discrepancy	Non-HOA	10/19/2020
v54-0184	TN	HOA Discrepancy	Non-HOA	10/19/2020
v55-0099	UT	HOA Discrepancy	Non-HOA	10/19/2020
v55-0199	UT	HOA Discrepancy	Non-HOA	10/19/2020
v56-1041	TX	HOA Discrepancy	Non-HOA	10/19/2020
v56-1084	TX	HOA Discrepancy	Non-HOA	10/19/2020
v56-1238	TX	HOA Discrepancy	Non-HOA	10/19/2020
v56-1334	TX	HOA Discrepancy	Non-HOA	10/19/2020
v56-1350	TX	HOA Discrepancy	Non-HOA	10/19/2020
v56-1389	TX	HOA Discrepancy	Non-HOA	10/19/2020
v56-1415	TX	HOA Discrepancy	Non-HOA	10/19/2020
v56-1446	TX	HOA Discrepancy	Non-HOA	10/19/2020
v56-1453	TX	HOA Discrepancy	Non-HOA	10/19/2020
v56-1454	TX	HOA Discrepancy	Non-HOA	10/19/2020
v56-1476	TX	HOA Discrepancy	Non-HOA	10/19/2020
v56-1492	TX	HOA Discrepancy	Non-HOA	10/19/2020
v56-1522	TX	HOA Discrepancy	Non-HOA	10/19/2020
v56-1523	TX	HOA Discrepancy	Non-HOA	10/19/2020
v56-1548	TX	HOA Discrepancy	Non-HOA	10/19/2020
v56-1561	TX	HOA Discrepancy	Non-HOA	10/19/2020
v56-1568	TX	HOA Discrepancy	Non-HOA	10/19/2020